Related Parties	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Parties

Note 19.  Related Parties

On March 28, 2017, RRD completed the sale of approximately 6.2 million shares of LSC Communications common stock, representing its entire 19.25% retained ownership.

Allocations from RRD

Prior to the separation, RRD provided LSC Communications certain services, which included, but were not limited to, information technology, finance, legal, human resources, internal audit, treasury, tax, investor relations and executive oversight. RRD charged the Company for these services based on direct usage, when available, with the remainder allocated on a pro rata basis by revenue, headcount, or other measures.  These allocations were reflected as follows in the combined statements of operations:

	Nine months ended September 30,	Year ended December 31,
	2016	2015
Costs of goods sold	$67	$78
Selling, general and administrative	114	158
Depreciation and amortization	5	7
Total allocations from RRD	$186	$243

The Company considered the expense methodologies and financial results to be reasonable for all periods presented.  However, these allocations may not be indicative of the actual expenses that may have been incurred as an independent public company or the costs LSC Communications may incur in the future.

After the separation, the Company no longer receives or records allocations from RRD. The Company records transactions with RRD as external arms-length transactions in the Company’s consolidated financial statements.

Transactions with RR Donnelley

Revenues and Purchases

Given that RRD sold its remaining stake in LSC Communications on March 28, 2017, the following information is presented through March 31, 2017 only.

LSC Communications generates net revenue from sales to RRD’s subsidiaries.  Net revenues from related party sales were $32 million for the three months ended March 31, 2017.  Net revenues from related party sales were $87 million and $44 million for the years ended December 31, 2016 and 2015 respectively.

LSC Communications utilizes RRD for freight, logistics and premedia services.  Included in the consolidated and combined financial statements were costs of sales related to freight, logistics and premedia services purchased from RRD of $51 million for the three months ended March 31, 2017.  Such amounts were $208 million and $216 million for the years ended December 31, 2016 and 2015, respectively.  These amounts are included in the consolidated and combined statements of operations.